Financial risk management - Summary of Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Gross carrying amount	€ 190,886	€ 115,697
Loss allowance	0	0
Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	0	1
Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	0	1	€ 2
Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	42,670	39,563
Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 1,512	€ 1,226
Current
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Current | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 1
Current | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	31,404	33,439
Current | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 1,512	€ 1,226
1 – 30 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
1 – 30 days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
1 – 30 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	5,337	909
1 – 30 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
31 –60 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
31 –60 days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
31 –60 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	3,189	480
31 –60 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
61 –90 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
61 –90 days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
61 –90 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	292	382
61 –90 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
91+ days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
91+ days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
91+ days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	2,448	4,353
91+ days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0